Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 129,375,000.00
Previously Paid Amount	15,722.69
Total Fee Amount	17,866.69
Total Offset Amount	0.00
Net Fee	$ 2,144.00